Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 169	$ 843	$ 907	$ 961
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	78	231	486	480
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	43	220	125	89
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	20	146	105	107
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	98	0	0
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	19	95	121	51
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 9	$ 53	$ 70	$ 234